Intangible assets	12 Months Ended
Dec. 31, 2020
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Intangible assets
11. Intangible assets

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total
Cost
At 1 January 2019	2,111	959	910	267	184	457	4,888
Exchange differences	(57)	(22)	(29)	(10)	(5)	(20)	(143)
Additions – internal development	—	137	—	—	—	—	137
Additions – purchased	—	1	—	—	—	—	1
Disposals	—	(15)	(88)	(19)	—	(47)	(169)
Acquisition through business combination	18	—	—	—	—	23	41
Transfer from property, plant and equipment	—	7	—	—	—	—	7
Transfer to intangible assets – pre-publication	—	(28)	—	—	—	—	(28)
Movement in held for sale	67	—	—	—	—	—	67

At 31 December 2019	2,139	1,039	793	238	179	413	4,801
Exchange differences	(45)	(24)	(25)	(19)	(2)	(48)	(163)
Additions – internal development	—	80	—	—	—	—	80
Additions – purchased	—	1	—	—	—	—	1
Disposals	—	(6)	(17)	(21)	(80)	(16)	(140)
Transfer from property, plant and equipment	—	9	—	—	—	—	9
Transfer from intangible assets – pre-publication	—	5	—	—	—	—	5

At 31 December 2020	2,094	1,104	751	198	97	349	4,593

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total
Amortisation
At 1 January 2019	—	(512)	(647)	(181)	(178)	(361)	(1,879)
Exchange differences	—	16	22	7	4	19	68
Charge for the year	—	(115)	(51)	(11)	(2)	(22)	(201)
Impairment charge	—	—	—	(12)	—	(53)	(65)
Disposals	—	10	88	19	—	46	163
Transfer from property, plant and equipment	—	(3)	—	—	—	—	(3)
Transfer to intangible assets – pre-publication	—	16	—	—	—	—	16

At 31 December 2019	—	(588)	(588)	(178)	(176)	(371)	(1,901)
Exchange differences	—	18	23	13	2	46	102
Charge for the year	—	(112)	(44)	(14)	(2)	(8)	(180)
Impairment charge	—	—	(2)	—	—	(10)	(12)
Disposals	—	6	17	21	81	15	140

At 31 December 2020	—	(676)	(594)	(158)	(95)	(328)	(1,851)

Carrying amounts
At 1 January 2019	2,111	447	263	86	6	96	3,009
At 31 December 2019	2,139	451	205	60	3	42	2,900

At 31 December 2020	2,094	428	157	40	2	21	2,742

The 2019 amortisation table has been restated to show the £65m impairment charge separately from the charge for the year.
Goodwill
The goodwill carrying value of £2,094m relates to acquisitions completed after 1 January 1998. Prior to 1 January 1998, all goodwill was written off to reserves on the date of acquisition. For acquisitions completed between 1 January 1998 and 31 December 2002, no value was ascribed to intangibles other than goodwill which was amortised over a period of up to 20 years. On adoption of IFRS on 1 January 2003, the Group chose not to restate the goodwill balance and at that date the balance was frozen (i.e. amortisation ceased). If goodwill had been restated, then a significant value would have been ascribed to other intangible assets, which would be subject to amortisation, and the carrying value of goodwill would be significantly lower. For acquisitions completed after 1 January 2003, value has been ascribed to other intangible assets which are amortised.
Other intangible assets
Other intangibles acquired include technology and process rights.
Intangible assets are valued separately for each acquisition and the primary method of valuation used is the discounted cash flow method. The majority of acquired intangibles are amortised using an amortisation profile based on the projected cash flows underlying the acquisition date valuation of the intangible asset, which generally results in a larger proportion of amortisation being recognised in the early years of the asset’s life. The Group keeps the expected pattern of consumption under review.

Amortisation of £22m (2019: £19m) is included in the income statement in cost of goods sold and £158m (2019: £182m) in operating expenses. Impairment of £12m (2019: £65m), of which £2m (2019: £nil) relates to customer lists, contracts and relationships, £nil (2019: £12m) to acquired trademarks and brands and £10m (2019: £53m) to other intangibles acquired, is included in operating expenses.
The range of useful economic lives for each major class of intangible asset (excluding goodwill and software) is shown below:

2020
Class of intangible asset	Useful economic life
Acquired customer lists, contracts and relationships	3-20 years
Acquired trademarks and brands	2-20 years
Acquired publishing rights	5-20 years
Other intangibles acquired	2-20 years
The expected amortisation profile of acquired intangible assets is shown below:

	2020
All figures in £ millions	One to five years	Six to ten years	More than ten years	Total
Class of intangible asset
Acquired customer lists, contracts and relationships	116	40	1	157
Acquired trademarks and brands	30	9	1	40
Acquired publishing rights	2	—	—	2
Other intangibles acquired	13	8	—	21
Impairment tests for cash-generating units (CGUs) containing goodwill
Impairment tests have been carried out where appropriate as described below. Goodwill was allocated to CGUs, or an aggregation of CGUs, where goodwill could not be reasonably allocated to individual business units. CGUs have been revised in 2019 and 2020. Impairment reviews were conducted on these revised CGUs as summarised below:
2020 CGUs

	2020	2019
All figures in £ millions	Goodwill	Goodwill
North American Courseware	—	—
OPM	18	18
Virtual Schools	374	386
Assessments	1,002	1,035
International (includes the separate CGUs of Brazil, China, India and South Africa)	700	700

Total	2,094	2,139

Goodwill is tested at least annually for impairment. The recoverable amount of each aggregated CGU is based on the higher of value in use and fair value less costs of disposal. The impairment assessment is based on value in use with the exception of Pearson Institute of Higher Education as explained below. Other than goodwill there are no intangible assets with indefinite lives.
Key areas of estimation
The recoverability of goodwill balances. Key assumptions used in goodwill impairment testing are discount rates, perpetuity growth rates, forecast sales growth rates and forecast operating profits.
No impairments of goodwill were recorded in 2020. Impairment charges of £12m have been recognised in relation to acquired intangibles. In 2019, following a reassessment of the relative risk in the Brazil CGU compared to Pearson as a whole, it was determined in the course of the impairment review that neither the value in use nor the fair value less costs of disposal of the Brazil CGU supported the carrying value of the CGU. As the goodwill related to the Brazil CGU was fully impaired in prior years, the acquired intangibles of the Brazil CGU were impaired by £65m, bringing their carrying value to £27m.
Determination of CGUs and reallocation of goodwill
Pearson identifies its CGUs based on its operating model and how data is collected and reviewed for management reporting and strategic planning purposes in accordance with IAS 36 ‘Impairment of Assets’. In 2019, the CGUs and aggregation of CGUs was revised to take account of the following:

•
The implementation of a new Enterprise Resource Planning (ERP) system in North America meant that ledgers are structured on a legal entity basis rather than the previous divisional basis. This has meant it is no longer possible to identify the carrying values of the Pearson VUE business separately from the wider Assessments business. As a result, the Pearson VUE business has been combined with the Assessments business as one CGU for impairment testing

•	The disposal of the US K-12 business in 2019 caused management to disaggregate the North America CGU.
At 1 January 2019, the goodwill of the previous North America and Pearson VUE CGUs was therefore reallocated between North American Courseware, OPM, Virtual Schools and Assessments, based on their relative fair value at 1 January 2019 amended to take into account previous impairments taken. No goodwill was allocated to the North American Courseware CGU reflecting the significant impairments taken in 2015 and 2016.
In 2020, due to the new structure of the business and the consequent change in management responsibilities, the Other Growth aggregation of CGUs has been combined with the Core aggregation to form a larger aggregation as Other International. The Other Growth aggregation had no goodwill or intangibles prior to the combination.
Furthermore, the cash flows and assets related to Pearson Institute of Higher Education (PIHE) were extracted from the South Africa CGU and assessed on a fair value less costs to sell basis reflecting the expected disposal of PIHE.
Key assumptions
For the purpose of estimating the value in use of the CGUs, management has used an income approach based on present value techniques. The calculations use cash flow projections based on financial budgets approved by management covering a three-year period.

Previously, longer forecast periods for OPM were used, however, profitability improvements in the OPM division mean that it is currently sensible to use a three year analysis, consistent with the rest of the Group. OPM relies on contracts with key customers and the forecasts used assume these are renewed or replaced.
The key assumptions used by management in the value in use calculations were:
Discount rates
– The discount rate is based on the risk-free rate for government bonds, adjusted for a risk premium to reflect the increased risk in investing in equities. The risk premium adjustment is assessed for each CGU. The average pre-tax
discount rates range from 9.3% to 17.2% (2019:
pre-tax
9.5% to 17%). Discount rates are lower for those businesses which operate in more mature markets with low inflation and higher for those operating in emerging markets with higher inflation.
Perpetuity growth rates
– The perpetuity growth rates are based on inflation trends. A perpetuity growth rate of 2% (2019: 2%) was used for cash flows subsequent to the approved budget period for CGUs operating in mature markets. This perpetuity growth rate is a conservative rate and is considered to be lower than the long-term historical growth rates of the underlying territories in which the CGU operates and the long-term growth rate prospects of the sectors in which the CGU operates. CGU growth rates between 2.2% to 4.5% (2019: 3.2% to 6.5%) were used for cash flows subsequent to the approved budget period for CGUs operating in emerging markets with high inflation. These growth rates are also generally below the long-term historical growth rates in these markets.
The key assumptions used by management in setting the financial budgets were as follows:
Forecast sales growth rates
– Forecast sales growth rates are based on past experience adjusted for the strategic direction and near-term investment priorities within each CGU. Key assumptions include continued growth in OPM and Virtual Schools, ongoing pressures in the US Higher Education Courseware market, and recovery across all of our other CGUs following the impacts of
COVID-19
in 2020. The sales forecasts use average nominal growth rates between 11% and 17% for emerging businesses in mature markets (2019: 6% and 11%) and 0% and 13% for mature businesses in mature markets (2019: (5)% and 4%) and between 2% and 18% (2019: 5% and 11%) for emerging markets with high inflation. These growth rates between 2021 and 2023 are inflated due to the impact of
COVID-19
on sales in 2020. For those businesses that declined in 2020 the normalised growth rate using 2019 actuals as the starting point would be between (4)% and 3% for mature businesses in mature markets and between (4)% and 4% in emerging markets.
Operating profits
– Operating profits are forecast based on historical experience of operating margins, adjusted for the impact of changes to product costs, committed restructuring plans, strategic developments and new business cases to the extent they have been formally approved prior to the balance sheet date. Management applies judgement in allocating corporate costs on a reasonable and consistent basis in order to determine operating profit at a CGU level. Forecasts include assumptions relating to the
COVID-19
pandemic. It is assumed that restrictions ease in Q2 2021 with a phased return to normality in H2 2021 as the vaccine roll-out
progresses.

The table below shows the key assumptions for those CGUs for which the carrying value of goodwill is significant in comparison to the total carrying value of goodwill:

	Discount rate	Perpetuity growth rate
Virtual Schools	9.5%	2.0%
Other International	9.3%	2.2%
Assessments	9.5%	2.0%
Sensitivities
Impairment testing for the year ended 31 December 2020 has identified the following CGUs, or groups of CGUs, as being sensitive to reasonably possible changes in key assumptions. The table below shows the headroom at 31 December 2020 and the changes in the key assumptions required in order for the recoverable amount to equal the carrying value.

	Headroom at 31 December 2020	Discount rate	Discount rate for zero headroom	Perpetuity growth rate	Perpetuity growth rate for zero headroom	Contribution* reduction p.a. for zero headroom
North American Courseware	£424m	9.5%	10.7%	2.0%	1.0%	£32m
OPM	£176m	9.5%	11.4%	2.0%	0.3%	£13m
Brazil	£42m	13.6%	16.2%	3.5%	1.5%	£5m
Other International	£368m	9.3%	10.5%	2.2%	1.3%	£27m

*	CGU contribution is operating profit excluding corporate overheads.